Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and footnotes summarize the total compensation we paid to our named executive officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of our Company, the peer group total shareholder return and our net income for the past five fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to our Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR Compensation Practices” section.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Value of initial fixed $100 investment based on:		Net Income (Loss) $(000s)
							Total Shareholder Return	Peer Group Total Shareholder Return**
	Yael Duffy
2025	$153,326	$191,124	—	—	$81,536	$95,249	$27.21	$132.25	$(66,187)
2024	60,811	38,041	—	—	50,148	39,180	17.50	111.97	(95,669)
2023	54,984	80,210	—	—	16,430	22,054	22.32	135.62	(107,989)
	Yael Duffy		John Murray
2022	56,470	(124,685)*	121,175	(490,790)*	21,064	(106,492)*	15.30	113.79	(226,723)
2021	—	—	510,225	542,690	139,754	147,803	113.30	161.96	119,682

Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/Industrial REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Yael Duffy	$153,326	$(149,999)	$108,096	$28,231	$30,000	$21,470	$187,797	$191,124
(2)
The only non-PEO NEO for 2025 and 2024 is Tiffany R. Sy. The non-PEO NEOs for 2023 were Tiffany R. Sy and Brian E. Donley. The non-PEO NEOs for 2022 were Brian E. Donely and Richard W. Siedel. The only non-PEO NEO for 2021 was Richard W. Siedel.
(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$81,536	$(79,999)	$57,649	$13,132	$16,002	$6,929	$93,712	$95,249

Named Executive Officers, Footnote
(2)
The only non-PEO NEO for 2025 and 2024 is Tiffany R. Sy. The non-PEO NEOs for 2023 were Tiffany R. Sy and Brian E. Donley. The non-PEO NEOs for 2022 were Brian E. Donely and Richard W. Siedel. The only non-PEO NEO for 2021 was Richard W. Siedel.

Peer Group Issuers, Footnote	** Peer group total shareholder return is based on the MSCI U.S. REIT/Industrial REIT Index.
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Yael Duffy	$153,326	$(149,999)	$108,096	$28,231	$30,000	$21,470	$187,797	$191,124

Non-PEO NEO Average Total Compensation Amount	$ 81,536	$ 50,148	$ 16,430	$ 21,064	$ 139,754
Non-PEO NEO Average Compensation Actually Paid Amount	$ 95,249	39,180	22,054	(106,492)	147,803
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$81,536	$(79,999)	$57,649	$13,132	$16,002	$6,929	$93,712	$95,249

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
*
Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 27.21	17.5	22.32	15.3	113.3
Peer Group Total Shareholder Return Amount	132.25	111.97	135.62	113.79	161.96
Net Income (Loss)	$ (66,187,000)	(95,669,000)	(107,989,000)	(226,723,000)	119,682,000
PEO Name	Yael Duffy
Yael Duffy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 153,326	60,811	54,984	56,470
PEO Actually Paid Compensation Amount	191,124	38,041	80,210	(124,685)
John Murray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				121,175	510,225
PEO Actually Paid Compensation Amount				$ (490,790)	$ 542,690
PEO | Yael Duffy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,999)
PEO | Yael Duffy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,797
PEO | Yael Duffy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,096
PEO | Yael Duffy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,231
PEO | Yael Duffy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,000
PEO | Yael Duffy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,470
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,999)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,712
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,649
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,132
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,002
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,929